SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nonvested Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 15, 2020
Nonvested Stock Options
Expected dividend yield	0.00%	0.00%
RSU
Nonvested Stock Options
Expiration period	10 years	10 years
Monthly Vesting Conditions | Minimum | RSU
Nonvested Stock Options
Vesting period	6 months	6 months
Monthly Vesting Conditions | Maximum | RSU
Nonvested Stock Options
Vesting period	12 months	12 months
Stock Incentive Plan 2017
Nonvested Stock Options
Expiration period	10 years	10 years
Stock Incentive Plan 2017 | Annual Vesting Conditions
Nonvested Stock Options
Vesting period	4 years	4 years
Stock Incentive Plan 2017 | Monthly Vesting Conditions | Minimum
Nonvested Stock Options
Vesting period	10 months	10 months
Stock Incentive Plan 2017 | Monthly Vesting Conditions | Maximum
Nonvested Stock Options
Vesting period	48 months	48 months
IPO
Nonvested Stock Options
Share price			$ 12.00
Common Stock Warrants - Representative
Nonvested Stock Options
Warrant exercise price		$ 15.00
Common Stock Warrants - Representative | IPO
Nonvested Stock Options
Warrant exercise price			$ 15.00